INITIAL PUBLIC OFFERING	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Apollo Strategic Growth Capital
INITIAL PUBLIC OFFERING

NOTE 3 —  INITIAL PUBLIC OFFERING

Pursuant to the Public Offering, the Company sold 81,681,000 Units at a purchase price of $10.00 per Unit, including the issuance of 6,681,000 Units as a result of the underwriters’ exercise of their over-allotment option, generating gross proceeds to the Company in the amount of $816,810,000. Each Unit consists of one share of the Company’s Class A ordinary shares, par value $0.00005 per share (the “Class A ordinary shares”), and one- third of one redeemable warrant of the Company (each whole warrant, a “Public Warrant”), with each Public Warrant entitling the holder thereof to purchase one whole Class A ordinary share at a price of $11.50 per share, subject to adjustment.

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Public Offering, the Company sold 81,681,000 Units at a purchase price of $10.00 per Unit, including the issuance of 6,681,000 Units as a result of the underwriters’ exercise of their over-allotment option, generating gross proceeds to the Company in the amount of $816,810,000. Each Unit consists of one share of the Company’s Class A ordinary shares, par value $0.00005 per share (the “Class A ordinary shares”), and one- third of one redeemable warrant of the Company (each whole warrant, a “Public Warrant”), with each Public Warrant entitling the holder thereof to purchase one whole Class A ordinary share at a price of $11.50 per share, subject to adjustment.